Stock-Based Compensation (Details) - Schedule of Fair Value of the Options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of Fair Value of the Options [Line Items]
Expected term (years)		6 years 3 months
Expected dividends	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of Fair Value of the Options [Line Items]
Expected volatility	36.70%	52.50%
Expected term (years)	4 years 8 months 8 days
Risk-free interest rate	4.03%	1.08%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of Fair Value of the Options [Line Items]
Expected volatility	36.90%	52.90%
Expected term (years)	4 years 11 months 8 days
Risk-free interest rate	4.06%	1.46%